Deferred Income and Others Long Term Liabilities (Details) - Schedule of Deferred Income - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2023	Oct. 31, 2022
Schedule of Deferred Income [Abstract]
Subsidy for the maintenance and repair of the office	$ 216,291	$ 236,290
Total	$ 216,291	$ 236,290